Summary of Gain on Forgiveness of Debt and Gain on Sale Leaseback of Real Estate (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Other Income (Expense)
Gain on forgiveness of debt		$ 7,108,562	$ 7,108,562	$ 7,108,562
Gain on sale-leaseback of real estate		4,027,562	4,027,562	3,961,277
Total gain on El Paso Real Estate Transaction	$ 11,069,839			$ 11,069,839